Annual Total Returns [BarChart] - Parnassus Mid Cap Fund - Investor Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	3.33%
Annual Return 2012	18.58%
Annual Return 2013	28.27%
Annual Return 2014	11.24%
Annual Return 2015	(0.87%)
Annual Return 2016	16.07%
Annual Return 2017	15.79%
Annual Return 2018	(6.64%)
Annual Return 2019	28.75%
Annual Return 2020	14.88%